Subsequent Event Subsequent Event (Notes)	12 Months Ended
Dec. 31, 2014
Subsequent Event [Line Items]
Subsequent Events [Text Block]
Subsequent Events
SHARE PURCHASE AND CHANGE IN CONTROL
On October 26, 2014, Chiquita Brands International, Inc. ("CBII" or "Chiquita") entered into an Agreement and Plan of Merger ("Merger Agreement") with Cavendish Global Limited ("Parent"), a private limited company incorporated under the laws of England and Wales, and Cavendish Acquisition Corporation ("Merger Sub"). Parent and Merger Sub are affiliates of the Cutrale and Safra Groups. Under the Merger Agreement, a Tender Offer commenced for the purchase of all shares of CBII common stock for $14.50 per share. On January 6, 2015, Merger Sub accepted for payment 39,791,364 shares that were validly tendered (not including 1,748,335 shares tendered pursuant to notices of guaranteed delivery), which represented approximately 84.46% of the outstanding shares of CBII, which triggered a change in control. Because the Parent and affiliates did not own more than 90% of the shares of CBII as a result of the Tender Offer, the Top-Up Option under the Merger agreement was exercised on January 6, 2015, whereby 41,286,271 Top-Up shares were issued at $14.50 per share in exchange for a promissory note such that Parent and affiliates controlled at least 90% of the shares of CBII. Parent then completed a short-form merger in accordance with New Jersey law, converting each share issued and outstanding into the right to receive $14.50, except for shares owned by the Parent and affiliates. Shares of CBII were delisted from public trading on the New York Stock Exchange before market open on January 7, 2015. Immediately following the short-form merger, Merger Sub merged into CBII with CBII being the surviving entity. Any treasury shares were immediately canceled and the promissory note resulting from the Top-Up Option was eliminated. Following the merger, 1,000 shares of CBII stock remained outstanding and were held by Cavendish US Corporation, a Delaware corporation and wholly owned, indirect subsidiary of Parent. All required consents to the change in control under debt agreements, leases and other matters were obtained prior to January 6, 2015, the date of the change in control.
To complete the transaction, $746 million of cash was contributed by Cavendish US Corporation to Merger Sub, from which $683 million was paid to shareholders of Chiquita, $37 million was used to pay for previously unvested stock compensation that became vested upon change in control, and the remaining $26 million became part of CBII's cash balance when Merger Sub merged with CBII.
STOCK COMPENSATION MATTERS AND EXECUTIVE SEVERANCE
Upon change in control on January 6, 2015, all unvested stock awards including restricted stock units ("RSU's"), Long Term Incentive Plan ("LTIP") awards, and performance restricted stock units ("PRSU's") vested at 100% of targets, where applicable, and became payable at $14.50 per share according to change in control provisions of the stock plans. The change-in-control vesting resulted in a total payout of $37 million, in January and February 2015, that was funded by the equity contribution described above. All stock plans have been canceled after the change in control.
Also in January 2015, the employment of Edward F. Lonergan, former President and Chief Executive Officer of CBII, terminated pursuant to a qualifying termination under his employment agreement, and the employment of Rick P. Frier, former Executive Vice President and Chief Financial Officer, Kevin R. Holland, former Executive Vice President and Chief People Officer, and James E. Thompson, former Executive Vice President, General Counsel and Secretary, terminated pursuant to resignation for good reason under their change in control severance agreements. In connection with these executive terminations, $7 million of expense was recognized in January, all of which was paid in January and February 2015.
RESTRUCTURING AND PLANNED HEADQUARTERS CLOSURE
We announced on January 14, 2015 that all of our operational departments and remaining corporate services will be transitioned from Charlotte, North Carolina to other locations closer to customers and operations. The transition is expected to be completed over a period of twelve to eighteen months from the announcement date.
Total costs associated with the transition are anticipated to be in the range of $25 million to $40 million and are primarily related to: employee severance and relocation; the liability associated with the sub-letting or exit of our corporate headquarters office space in Charlotte; non-cash write-off of leasehold improvements and office equipment of approximately $10 million to $12 million; and the repayment of all $3 million of relocation incentives received in connection with our 2012 move to Charlotte. Severance costs will be expensed over the requisite service periods and paid when employees have completed their required service, and the relocation and other costs will be expensed and paid as incurred. The remaining liability and cost associated with the corporate office in Charlotte including potentially subletting the space, will be determined and recorded as we cease to use the space. The write-off of leasehold improvements and office equipment will be expensed over an accelerated estimated remaining life of 12-18 months. An accrual for the repayment obligation for incentives received from our 2012 relocation to Charlotte was included in our 2014 results as a component of "Transaction costs".
In January and February 2015, a reduction in force affected approximately 300 employees in Latin America. Because most of the related severance expense was included in the severance plan liabilities described in Note 16, additional expense totaled less than $1 million, which was recorded in January and February of 2015. Payments were approximately $5 million.
PARTIAL REDEMPTION OF 7.875% NOTES DUE 2021
On December 22, 2014, we, at the request of the Cutrale-Safra Group, delivered a notice of our election to redeem, subject to the satisfaction of certain conditions that were met in January 2015, $139 million principal amount of the 7.875% Notes due 2021 ("7.875% Notes") at a redemption price of 107.875% of the principal amount of the Notes to be redeemed, plus accrued and unpaid interest to, but not including, the redemption date of January 21, 2015. In January 2015, CBII recorded a loss on debt extinguishment of $14 million related to premium and deferred financing costs write-offs. The redemption was funded with the issuance of 10,678,368 common shares to Cavendish US Corporation, the new immediate parent of CBII, for $155 million on January 21, 2015.
On December 24, 2014, we, at the request of the Cutrale-Safra Group, delivered a second notice of our election to redeem, subject to the satisfaction of certain conditions that were met in January 2015, $43 million principal amount of the 7.875% Notes at a redemption price of 103% of the principal amount of the Notes to be redeemed, plus accrued and unpaid interest to, but not including, the redemption date of January 23, 2015. In January 2015, CBII recorded an additional loss on debt extinguishment of $2 million related to premium and deferred financing costs write-offs. In accordance with the terms of the indenture of the 7.875% Notes, the change in control that occurred on January 6, 2015 required us to offer to repurchase the remaining $191 million principal amount of the 7.875% Notes at 101% of the principal amount, plus accrued and unpaid interest to the redemption date. Accordingly, we issued a tender offer for these notes and an insignificant number were tendered. The redemption was funded with a $45 million equity contribution from Cavendish US Corporation on January 23, 2015, which was declared as a dividend to Cavendish US Corporation on February 5, 2015 and immediately borrowed as Tranche A of the related party loan described below.
On December 30, 2014, we, at the request of the Cutrale-Safra Group, delivered a third notice of our election to redeem, subject to the satisfaction of certain conditions that were met in January 2015, $43 million principal amount of the 7.875% Notes at a redemption price of 103% of the principal amount of the Notes to be redeemed, plus accrued and unpaid interest to, but not including, the redemption date of February 6, 2015. In February 2015, CBII recorded an additional loss on debt extinguishment of $2 million related to premium and deferred financing costs write-offs. The redemption was funded with Tranche B of the related party loan from Cavendish US Corporation for $44 million.
See further information about the 7.875% Notes in Note 12.
PARTIAL REPURCHASE OF THE 4.25% CONVERTIBLE SENIOR NOTES DUE 2016
The change in control that occurred on January 6, 2015 constituted a Fundamental Change under the 4.25% Convertible Senior Notes due 2016 ("Convertible Notes"), which required us to offer to repurchase the Convertible Notes at a price of 100% of the principal amount of the Notes to be repurchased. The offer was extended on January 14, 2015 to holders of record as of February 1, 2015, with payment on February 15, 2015. Because payment date was the same date as the next regularly scheduled interest payment, holders received the regularly scheduled interest payment and no additional accrued interest.
Holders of $151 million principal amount ($138 million carrying value) of Convertible Notes accepted this offer, after which $49 million of Convertible Notes remain outstanding. Early repayment resulted in a $13 million loss primarily due to the remaining unamortized discount on the Convertible Notes at the time of repurchase and was recorded in February 2015. This repurchase was funded with Tranche C of a related party loan from Cavendish US Corporation for $151 million.
See further information about the Convertible Notes in Note 12.
REPLACEMENT OF ASSET BASED LENDING FACILITY
On February 5, 2015, CBII and Chiquita Brands L.L.C. ("CBLLC"), the main operating subsidiary, and other borrowers party thereto entered into an asset-based credit facility (the "2015 ABL") with certain financial institutions as lenders. The 2015 ABL replaced the 2013 ABL described in Note 12.
The 2015 ABL has a maximum borrowing capacity of $150 million, subject to a borrowing base calculation based on specified advance rates against the value of domestic accounts receivable, certain inventory, and certain domestic machinery and equipment, with the potential for additional advances against foreign receivables. The borrowing base includes up to $19.55 million in borrowing capacity based on specified advance rates against the value of certain domestic machinery and equipment (the "Fixed Asset Sub-Line"), which Fixed Asset Sub-Line contains a re-load feature to potentially increase the sub-line to $50 million. The 2015 ABL matures on February 5, 2020. Loans under the 2015 ABL bear interest at a rate equal to LIBOR plus a margin of from 1.25% to 1.75%, or Base Rate plus a margin of from 0.25% to 0.75%, determined based on levels of borrowing availability reset each fiscal quarter.
Obligations under the 2015 ABL are secured by a first-priority security interest in present and future domestic receivables, inventory, equipment, and substantially all other domestic assets that are not under the first-priority security interest of the 7.875% senior secured notes due 2021 issued by the CBII and CBLLC on February 5, 2013, all subject to certain exceptions and permitted liens and by a second-priority interest in the existing and after acquired material domestic real estate, certain intellectual property and a pledge of 100% of the stock of substantially all of the Issuers' and guarantors' domestic subsidiaries and up to 65% of the stock of certain foreign subsidiaries held by Issuers and the guarantors, and proceeds relating thereto. Under the 2015 ABL, CBLLC and non-de minimis domestic subsidiaries are borrowers. The facility is guaranteed on a full and unconditional basis by CBII and limited domestic subsidiaries of CBII, with the potential for additional guarantees or borrowers by foreign subsidiaries of CBII.
The 2015 ABL contains a fixed charge coverage ratio covenant which only becomes applicable when availability (as defined under such facility) is less than the greater of (i) 10% of the line cap (established under such facility) and (ii) $10 million. The 2015 ABL also contains a covenant requiring CBII and its subsidiaries to maintain substantially all its cash in accounts that are subject to the control of the collateral agent under the 2015 ABL, which only becomes applicable when (a) one of certain specified event of defaults under the facility occurs and is continuing or (b) availability (as defined under such facility) is less than the greater of (i) 10% of the line cap (as defined under such facility) or (ii) $10 million, in either case (i) or (ii) for five consecutive business days. The 2015 ABL also contains other customary affirmative and negative covenants, including limitations of our ability to make distributions and pay dividends.
In connection with the 2015 ABL, we were required to settle hedge contracts with one counterparty before their maturity because the counterparty was not a lender under the 2015 ABL. The contracts were net settled for less than $1 million and represented forward contracts for 17,460 metric tons of bunker fuel at an average rate of $562.92 per metric ton, average rate forward contracts for €18 million at a weighted average rate of $1.37 per euro, and an average rate collar (average rate put option at $1.35 per euro combined with an average rate call option at $1.43 per euro) for €2 million.
RELATED PARTY LOAN
On February 5, 2015, in connection with the partial extinguishment of the 7.875% Notes and the Convertible Notes as described above, CBII entered into a related party loan with its shareholder, Cavendish US Corporation. As of February 17, 2015, the related party loan totaled $239 million represented by Tranche A for $44 million, Tranche B for $44 million and Tranche C for $151 million. All three Tranches of the related party loan are unsecured and payable in full, plus accrued and unpaid interest, on May 6, 2020. This related party bears interest payable quarterly at LIBOR plus 100 basis points, or 1.25% at current rates, for the first two years and thereafter at LIBOR plus 500 basis points, or 5.25% at current rates. Under the terms of the agreement, net cash proceeds from certain asset sales may be required to repay balances under the loan.
INCOME TAX CONSIDERATIONS
The change in control results in certain limitations on our ability to use net operating loss carryforwards ("NOLs") in the U.S. Because we have full valuation allowances on these NOLs, these limitations do not result in income tax expense.